13. Investments in associates (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investments, beginning	R$ 294	R$ 382
Share of profit (loss) of associates – continued operations	(60)	60	R$ 81
Share of profit (loss) of associates – discontinued operations	26	30
Dividends and interest on own capital – continued operations	(204)	(20)
Dividends and interest on own capital – discontinued operations	(81)	(8)
Other movements	(18)	(9)
Exchange rates	0	5
Company reorganization	0	7
Transfer to held for sale	55	(153)
Investments, ending	12	294	382
FIC
Disclosure of associates [line items]
Investments, beginning	315	361
Share of profit (loss) of associates – continued operations	65	76
Share of profit (loss) of associates – discontinued operations	25	29
Dividends and interest on own capital – continued operations	(204)	(20)
Dividends and interest on own capital – discontinued operations	(81)	(8)
Other movements	0	0
Exchange rates	0	0
Company reorganization	0	0
Transfer to held for sale	56	(123)
Investments, ending	176	315	361
BINV
Disclosure of associates [line items]
Investments, beginning	0	20
Share of profit (loss) of associates – continued operations	0	0
Share of profit (loss) of associates – discontinued operations	1	1
Dividends and interest on own capital – continued operations	0	0
Dividends and interest on own capital – discontinued operations	0	0
Other movements	0	0
Exchange rates	0	0
Company reorganization	0	0
Transfer to held for sale	(1)	(21)
Investments, ending	0	0	20
Other
Disclosure of associates [line items]
Investments, beginning	(21)	1
Share of profit (loss) of associates – continued operations	(125)	(16)
Share of profit (loss) of associates – discontinued operations	0	0
Dividends and interest on own capital – continued operations	0	0
Dividends and interest on own capital – discontinued operations	0	0
Other movements	(18)	(9)
Exchange rates	0	5
Company reorganization	0	7
Transfer to held for sale	0	(9)
Investments, ending	R$ (164)	R$ (21)	R$ 1